Annual Fund Operating Expenses (dei_DocumentInformationDocumentAxis, (Oppenheimer Global Strategic Income Fund))	0 Months Ended
	Jan. 27, 2012
Class A
Operating Expenses:
Management Fees	0.55%	[1]
Distribution and/or Service (12b-1) Fees	0.24%
Other Expenses of the Fund	0.17%
Other Expenses of the Subsidiary	none	[2]
Other Expenses	0.17%
Acquired Fund Fees and Expenses	0.05%
Total Annual Fund Operating Expenses	1.01%
Fee Waiver and Expense Reumbursements	(0.09%)	[3]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements	0.92%
Class B
Operating Expenses:
Management Fees	0.55%	[1]
Distribution and/or Service (12b-1) Fees	1.00%
Other Expenses of the Fund	0.33%
Other Expenses of the Subsidiary	none	[2]
Other Expenses	0.33%
Acquired Fund Fees and Expenses	0.05%
Total Annual Fund Operating Expenses	1.93%
Fee Waiver and Expense Reumbursements	(0.09%)	[3]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements	1.84%
Class C
Operating Expenses:
Management Fees	0.55%	[1]
Distribution and/or Service (12b-1) Fees	1.00%
Other Expenses of the Fund	0.17%
Other Expenses of the Subsidiary	none	[2]
Other Expenses	0.17%
Acquired Fund Fees and Expenses	0.05%
Total Annual Fund Operating Expenses	1.77%
Fee Waiver and Expense Reumbursements	(0.09%)	[3]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements	1.68%
Class I
Operating Expenses:
Management Fees	0.55%	[1],[4]
Distribution and/or Service (12b-1) Fees	none	[4]
Other Expenses of the Fund	0.05%	[4]
Other Expenses of the Subsidiary	none	[2],[4]
Other Expenses	0.05%	[4]
Acquired Fund Fees and Expenses	0.05%	[4]
Total Annual Fund Operating Expenses	0.65%	[4]
Fee Waiver and Expense Reumbursements	(0.09%)	[3],[4]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements	0.56%	[4]
Class N
Operating Expenses:
Management Fees	0.55%	[1]
Distribution and/or Service (12b-1) Fees	0.50%
Other Expenses of the Fund	0.33%
Other Expenses of the Subsidiary	none	[2]
Other Expenses	0.33%
Acquired Fund Fees and Expenses	0.05%
Total Annual Fund Operating Expenses	1.43%
Fee Waiver and Expense Reumbursements	(0.09%)	[3]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements	1.34%
Class Y
Operating Expenses:
Management Fees	0.55%	[1]
Distribution and/or Service (12b-1) Fees	none
Other Expenses of the Fund	0.21%
Other Expenses of the Subsidiary	none	[2]
Other Expenses	0.21%
Acquired Fund Fees and Expenses	0.05%
Total Annual Fund Operating Expenses	0.81%
Fee Waiver and Expense Reumbursements	(0.09%)	[3]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements	0.72%

[1]	"Management Fees" reflects the gross management fees paid to the Manager by the Fund during the Fund's most recent fiscal year and the estimated gross management fee of the Subsidiary for its first fiscal year.
[2]	"Other Expenses of the Subsidiary" are based on estimated amounts for its first fiscal year.
[3]	The Manager has voluntarily agreed to waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund's investment in underlying funds managed by the Manager or its affiliates. This expense limitation may not be amended or withdrawn until one year after the date of this prospectus. The Manager has also contractually agreed to waive the management fee it receives from the Fund in an amount equal to the management fee it receives from the Subsidiary. This waiver will continue in effect for so long as the Fund invests in the Subsidiary, and may not be terminated by the Manager unless termination is approved by the Fund's Board of Trustees.
[4]	Estimated expenses for the first full fiscal year that Class I shares are offered. Class I shares will first be offered on the date of this prospectus.